Segment Information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Description of revenue from customers	The Unilever Group is not reliant on turnover from transactions with any single customer and does not receive 10% or more of its turnover from transactions with any single customer.
Description of turnover from other countries	No other country had turnover or non-current assets (as shown above) greater than 10% of the Group total.